UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018
Date of reporting period: September 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (94.96%)
COMMUNICATION SERVICES – (14.12%)
Media & Entertainment – (14.12%)
Alphabet Inc., Class A *	53,004	$63,980,068
Alphabet Inc., Class C *	91,840	109,608,285
ASAC II L.P. *(a)(b)	1,174,606	1,146,885
Facebook, Inc., Class A *	456,318	75,046,058
GCI Liberty, Inc., Class A *	66,196	3,375,996
Liberty Global PLC, Series C *	555,880	15,653,581
Liberty Latin America Ltd., Class C *	140,489	2,898,288
Liberty TripAdvisor Holdings Inc., Series A *	61,243	909,459
Naspers Ltd. - N (South Africa)	149,989	32,367,183
	Total Communication Services	304,985,803
CONSUMER DISCRETIONARY – (13.21%)
Automobiles & Components – (1.61%)
Adient PLC	882,475	34,690,092
Consumer Durables & Apparel – (0.48%)
Hunter Douglas N.V. (Netherlands)	138,356	10,377,234
Consumer Services – (2.06%)
New Oriental Education & Technology Group, Inc., ADR (China)*	599,770	44,388,978
Retailing – (9.06%)
Alibaba Group Holding Ltd., ADR (China)*	290,277	47,826,038
Amazon.com, Inc. *	61,736	123,657,208
Booking Holdings Inc. *	8,767	17,393,728
Liberty Expedia Holdings, Inc., Series A *	44,190	2,078,698
Qurate Retail, Inc., Series A *	216,175	4,801,247
		195,756,919
	Total Consumer Discretionary	285,213,223
ENERGY – (7.98%)
Apache Corp.	2,194,967	104,634,077
Encana Corp. (Canada)	3,311,713	43,416,558
Magnolia Oil & Gas Corp., Class A *	1,617,443	24,277,819
	Total Energy	172,328,454
FINANCIALS – (32.96%)
Banks – (12.87%)
Danske Bank A/S (Denmark)	455,140	11,954,432
DBS Group Holdings Ltd. (Singapore)	1,604,200	30,615,982
JPMorgan Chase & Co.	755,166	85,212,931
U.S. Bancorp	652,630	34,465,390
Wells Fargo & Co.	2,199,620	115,612,027
		277,860,762
Diversified Financials – (17.71%)
Capital Markets – (4.09%)
Bank of New York Mellon Corp.	1,730,615	88,244,059
Consumer Finance – (7.98%)
American Express Co.	661,278	70,419,494
Capital One Financial Corp.	1,073,525	101,909,728
		172,329,222

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financial Services – (5.64%)
Berkshire Hathaway Inc., Class A *	381	$121,920,019
		382,493,300
Insurance – (2.38%)
Multi-line Insurance – (0.87%)
Loews Corp.	376,274	18,900,243
Property & Casualty Insurance – (1.51%)
Chubb Ltd.	170,801	22,825,846
Markel Corp. *	8,188	9,731,356
		32,557,202
		51,457,445
	Total Financials	711,811,507
HEALTH CARE – (4.07%)
Health Care Equipment & Services – (4.07%)
Aetna Inc.	433,747	87,985,579
	Total Health Care	87,985,579
INDUSTRIALS – (13.46%)
Capital Goods – (13.46%)
Ferguson PLC (United Kingdom)	605,731	51,436,575
General Electric Co.	5,597,100	63,191,259
Johnson Controls International PLC	1,291,152	45,190,320
Orascom Construction Ltd. (United Arab Emirates)	531,167	3,930,636
Safran S.A. (France)	180,144	25,245,162
United Technologies Corp.	727,190	101,668,434
	Total Industrials	290,662,386
INFORMATION TECHNOLOGY – (6.45%)
Semiconductors & Semiconductor Equipment – (4.27%)
Applied Materials, Inc.	1,056,440	40,831,406
Texas Instruments Inc.	478,113	51,296,744
		92,128,150
Software & Services – (2.18%)
Microsoft Corp.	281,130	32,152,838
Oracle Corp.	290,555	14,981,016
		47,133,854
	Total Information Technology	139,262,004
MATERIALS – (2.71%)
LafargeHolcim Ltd. (Switzerland)	699,309	34,523,393
OCI N.V. (Netherlands)*	754,342	24,111,576
	Total Materials	58,634,969
TOTAL COMMON STOCK – (Identified cost $1,279,344,463)		2,050,883,925
PREFERRED STOCK – (2.92%)
CONSUMER DISCRETIONARY – (2.92%)
Retailing – (2.92%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	54,019,794
Didi Chuxing Joint Co., Series B (China)*(a)(b)	195,204	9,076,986
	Total Consumer Discretionary	63,096,780
TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		63,096,780

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.07%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18 repurchase value of $9,245,756 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $9,428,880)	$9,244,000	$9,244,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18 repurchase value of $3,350,625 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $3,417,000)	3,350,000	3,350,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18 repurchase value of $22,930,337 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.984%-7.50%, 05/01/19-10/20/60, total market value $23,384,520)	22,926,000	22,926,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18 repurchase value of $9,245,756 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.882%-5.00%, 09/01/25-09/01/48, total market value $9,428,880)	9,244,000	9,244,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $44,764,000)	44,764,000
	Total Investments – (99.95%) – (Identified cost $1,366,289,086)		2,158,744,705
	Other Assets Less Liabilities – (0.05%)		1,122,642
		Net Assets – (100.00%)	$2,159,867,347

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $64,243,665 or 2.97% of the Fund's net assets as of September 30, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (89.00%)
COMMUNICATION SERVICES – (11.93%)
Media & Entertainment – (11.93%)
58.com Inc., Class A, ADR (China)*	1,566	$115,258
Baidu, Inc., Class A, ADR (China)*	3,917	895,739
Fang Holdings Ltd., Class A, ADR (China)*	308,901	800,054
iQIYI, Inc., Class A, ADR (China)*	66,140	1,790,410
Naspers Ltd. - N (South Africa)	22,334	4,819,611
	Total Communication Services	8,421,072
CONSUMER DISCRETIONARY – (22.12%)
Consumer Durables & Apparel – (1.62%)
Hunter Douglas N.V. (Netherlands)	15,252	1,143,959
Consumer Services – (7.05%)
New Oriental Education & Technology Group, Inc., ADR (China)*	49,226	3,643,216
Tarena International, Inc., Class A, ADR (China)	164,580	1,336,390
		4,979,606
Retailing – (13.45%)
Alibaba Group Holding Ltd., ADR (China)*	26,810	4,417,215
Ctrip.com International, Ltd., ADR (China)*	22,247	826,921
JD.com Inc., Class A, ADR (China)*	112,355	2,931,342
Meituan Dianping, Class B (China)*(a)	167,387	1,322,056
		9,497,534
	Total Consumer Discretionary	15,621,099
ENERGY – (5.44%)
Encana Corp. (Canada)	190,375	2,495,816
Seven Generations Energy Ltd., Class A (Canada)*	113,000	1,347,269
	Total Energy	3,843,085
FINANCIALS – (20.09%)
Banks – (11.78%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	53,410	2,769,842
Danske Bank A/S (Denmark)	32,300	848,372
DBS Group Holdings Ltd. (Singapore)	140,770	2,686,580
DNB ASA (Norway)	95,600	2,011,550
		8,316,344
Diversified Financials – (4.73%)
Capital Markets – (3.31%)
Julius Baer Group Ltd. (Switzerland)	21,980	1,099,896
Noah Holdings Ltd., ADS (China)*	29,384	1,238,242
		2,338,138
Consumer Finance – (1.42%)
Yirendai Ltd., ADR (China)	54,410	1,001,144
		3,339,282
Insurance – (3.58%)
Multi-line Insurance – (3.58%)
Sul America S.A. (Brazil)	393,337	2,532,286
	Total Financials	14,187,912
HEALTH CARE – (2.17%)
Pharmaceuticals, Biotechnology & Life Sciences – (2.17%)
Shire PLC, ADR (United Kingdom)	8,440	1,529,919
	Total Health Care	1,529,919

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (17.71%)
Capital Goods – (13.68%)
Brenntag AG (Germany)	12,244	$755,717
Ferguson PLC (United Kingdom)	50,942	4,325,818
Safran S.A. (France)	16,621	2,329,247
Schneider Electric SE (France)	27,974	2,250,810
		9,661,592
Transportation – (4.03%)
Azul S.A., ADR (Brazil)*	15,000	266,850
CAR Inc. (China)*	1,258,781	995,338
InterGlobe Aviation Ltd. (India)	138,967	1,579,650
		2,841,838
	Total Industrials	12,503,430
INFORMATION TECHNOLOGY – (6.71%)
Technology Hardware & Equipment – (6.71%)
Hollysys Automation Technologies Ltd. (China)	221,800	4,739,866
	Total Information Technology	4,739,866
MATERIALS – (2.83%)
LafargeHolcim Ltd. (Switzerland)	40,463	1,997,572
	Total Materials	1,997,572
TOTAL COMMON STOCK – (Identified cost $53,541,171)		62,843,955
PREFERRED STOCK – (8.88%)
CONSUMER DISCRETIONARY – (8.88%)
Retailing – (8.88%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	4,949,227
Grab Inc., Series G (Singapore)*(a)(b)	214,779	1,323,662
	Total Consumer Discretionary	6,272,889
TOTAL PREFERRED STOCK – (Identified cost $4,143,934)		6,272,889
SHORT-TERM INVESTMENTS – (0.37%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18 repurchase value of $55,010 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $56,100)	$55,000	55,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18 repurchase value of $19,004 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%- 2.625%, 06/30/20-06/15/21, total market value $19,380)	19,000	19,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18 repurchase value of $135,026 (collateralized by: U.S. Government agency mortgages and STRIPS in a pooled cash account, 0.00%-6.00%, 02/15/20-08/15/48, total market value $137,700)	135,000	135,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.37%)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18 repurchase value of $55,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-5.00%, 12/01/47-09/01/48, total market value $56,100)	$55,000	$55,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $264,000)	264,000
		Total Investments – (98.25%) – (Identified cost $57,949,105)	69,380,844
		Other Assets Less Liabilities – (1.75%)	1,234,862
		Net Assets – (100.00%)	$70,615,706

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $7,594,945 or 10.76% of the Fund's net assets as of September 30, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2018 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$303,838,918	$8,421,072
Consumer Discretionary	285,213,223	14,299,043
Energy	172,328,454	3,843,085
Financials	711,811,507	14,187,912
Health Care	87,985,579	1,529,919
Industrials	290,662,386	12,503,430
Information Technology	139,262,004	4,739,866
Materials	58,634,969	1,997,572
Total Level 1	2,049,737,040	61,521,899
Level 2 – Other Significant Observable Inputs:
Common Stock:
Consumer Discretionary	–	1,322,056
Short-term securities	44,764,000	264,000
Total Level 2	44,764,000	1,586,056
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,146,885	–
Preferred Stock:
Consumer Discretionary	63,096,780	6,272,889
Total Level 3	64,243,665	6,272,889
Total Investments	$2,158,744,705	$69,380,844

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2018 was $(5,996,269) and (338,355) for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2018
Selected American Shares
Investments in Securities:
Common Stock	$1,129,149	$–	$17,736	$–	$–	$1,146,885
Preferred Stock	69,110,785	–	(6,014,005)	–	–	63,096,780
Total Level 3	$70,239,934	$–	$(5,996,269)	$–	$–	$64,243,665
Selected International Fund
Investments in Securities:
Preferred Stock	$6,611,244	$2,790,012	$(338,355)	$(357,798)	$(2,432,214)	$6,272,889
Total Level 3	$6,611,244	$2,790,012	$(338,355)	$(357,798)	$(2,432,214)	$6,272,889

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2018 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	September 30, 2018	Technique	Input(s)	Range	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,146,885	Discounted Cash Flow	Annualized Yield	3.61%	Decrease
Preferred Stock	63,096,780	Market Approach	Transaction Price	$46.50	Increase
Total Level 3	$64,243,665
Selected International Fund
Investments in Securities:
Preferred Stock	$4,949,227	Market Approach	Transaction Price	$46.50	Increase
Preferred Stock	1,323,662	Market Approach	Transaction Price	$6.1629	Increase
Total Level 3	$6,272,889

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,372,675,198	$59,133,315
Unrealized appreciation	845,822,730	15,258,254
Unrealized depreciation	(59,753,223)	(5,010,725)
Net unrealized appreciation	$786,069,507	$10,247,529

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: November 29, 2018